Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	153,186,293.14	15,615
Yield Supplement Overcollateralization Amount 03/31/20	3,332,710.02	0
Receivables Balance 03/31/20	156,519,003.16	15,615
Principal Payments	8,141,682.85	331
Defaulted Receivables	545,058.00	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	3,043,225.61	0
Pool Balance at 04/30/20	144,789,036.70	15,244

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.63%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	2,401,818.62	186
Past Due 61-90 days	700,871.61	61
Past Due 91-120 days	267,006.28	23
Past Due 121+ days	0.00	0
Total	3,369,696.51	270

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	208,888.58
Aggregate Net Losses/(Gains) - April 2020	336,169.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.58%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	0.72%
Third Prior Net Losses Ratio	0.96%
Four Month Average	1.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.57%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.91%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	25.90

Flow of Funds	$ Amount

Collections	9,324,761.24
Investment Earnings on Cash Accounts	2,955.86
Servicing Fee(1)	(269,120.75)
Transfer to Collection Account	0.00
Available Funds	9,058,596.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	138,662.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,397,256.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	485,180.16
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	9,058,596.35

Servicing Fee	269,120.75
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	(138,688.25)

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 04/15/20	143,554,611.48
Principal Paid	8,397,256.44
Note Balance @ 05/15/20	135,157,355.04

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-3
Note Balance @ 04/15/20	42,064,611.48
Principal Paid	8,397,256.44
Note Balance @ 05/15/20	33,667,355.04
Note Factor @ 05/15/20	10.3911590%

Class A-4
Note Balance @ 04/15/20	75,480,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	75,480,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	26,010,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	26,010,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	176,159.75
Total Principal Paid	8,397,256.44
Total Paid	8,573,416.19

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	45,570.00
Principal Paid	8,397,256.44
Total Paid to A-3 Holders	8,442,826.44

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1871074
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.9191138
Total Distribution Amount	9.1062212

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1406481
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	25.9174581
Total A-3 Distribution Amount	26.0581062

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/20	23,407,920.41
Investment Earnings	2,878.73
Investment Earnings Paid	(2,878.73)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.